Summary of Significant Assumptions (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Weighted-average assumptions used to determine benefit obligation:
Discount rate	3.61%	4.40%
Rate of compensation increase	3.00%	3.00%
Weighted-average assumptions used to determine benefit cost:
Discount rate	4.40%	5.54%
Expected return on plan assets	8.00%	8.00%
Rate of compensation increase	3.00%	3.00%